Northwestern Mutual Series Fund, Inc.

Supplement Dated February 28, 2012 to the

Prospectus Dated May 1, 2011

The following information supplements the Statutory Prospectuses for the Northwestern Mutual Series Fund, Inc., each dated May 1, 2011 (collectively, the “Prospectus”). You should read this Supplement together with the Prospectus. Please retain this Supplement for future reference.

Potential Changes Relating to Upcoming Proxy

At a meeting of the Board of Directors (“Board”) of Northwestern Mutual Series Fund, Inc. (“Series Fund”) held on November 16, 2011 (the “Meeting”), the Board unanimously approved (i) an Amended and Restated Investment Advisory Agreement (the “Amended Agreement”) with Mason Street Advisors, LLC (the “Adviser”) for each of the Series Fund’s 28 investment portfolios (each, a “Portfolio” and collectively, the “Portfolios”); (ii) the reclassification of the investment objectives for certain Portfolios from “fundamental” to “non-fundamental;” and (iii) the elimination of the fundamental investment restriction regarding diversification for certain Portfolios for the purpose of changing each such Portfolio’s subclassification from “diversified” to “non-diversified.” The Board also approved that the foregoing matters be submitted to the shareholders of the Series Fund for their approval at a special meeting of shareholders to be held for such purpose, with the Board’s recommendation that the shareholders approve each such matter. Accordingly, a special meeting of shareholders has been scheduled for April 17, 2012 (the “Special Meeting”). This Supplement describes how these matters, if approved, would impact information currently disclosed in the Prospectus.

Amended and Restated Investment Advisory Agreement

Currently, the Adviser provides investment advisory services to the Portfolios pursuant to three separate investment advisory agreements (the “Existing Agreements”). For purposes of administrative efficiency, the Existing Agreements would be combined into the single Amended Agreement. Except as noted in the following paragraph, the Amended Agreement and the Existing Agreements are substantially similar in all material respects.

The Amended Agreement would include a specific list of administrative functions to be provided or procured by the Adviser, which list reflects the administrative services currently provided or procured by the Adviser. The Amended Agreement would also modify the Series Fund’s existing expense structure and make it consistent across all Portfolios by shifting the responsibility to pay for many of the Portfolios’ administrative and operating expenses not already assumed by the Portfolios from the Adviser to the Portfolios. The Amended Agreement would not change the management fees being paid to the Adviser. However, as a result of the assumption by the Portfolios of the responsibility to pay for certain additional operating expenses, the Amended Agreement would result in an increase in total expenses for many of the Portfolios, ranging from 0.00% to 0.07% of the value of each Portfolio’s net assets as of December 31, 2011 (with an average of 2.82 basis points), based on 2011 actual expenses and after giving effect to existing and new breakpoints and expense caps (described below). The proposed new expense structure is designed to provide a reasonable, sustainable, and administratively efficient expense structure for the Portfolios.

The Amended Agreement must be approved by each Portfolio’s shareholders before it may go into effect with respect to a Portfolio. However, the Board has determined that in order for the Amended Agreement to go into effect, it must be approved for all Portfolios. Unless and until the Amended Agreement is approved, the fee arrangements described in the Series Fund’s current Prospectus will continue to apply. If approved, the Amended Agreement and other related changes will become effective on April 30, 2012.

Reclassification of Investment Objectives

At the Meeting, the Board also approved the reclassification of the investment objectives for certain Portfolios from “fundamental” to “non-fundamental” (the “Investment Objective Reclassification”). Currently, the investment objectives of the Growth Stock, Focused Appreciation, Large Cap Core Stock, Index 500 Stock, Domestic Equity, Equity Income, Mid Cap Growth Stock, Index 400 Stock, Mid Cap Value, Small Cap Growth Stock, Small Cap Value, International Growth, International Equity, Money Market, Select Bond, High Yield Bond, Balanced and Asset Allocation Portfolios are classified as fundamental, while the investment objectives of other Series Fund Portfolios are classified as non-fundamental. A fundamental investment objective may be changed only by a vote of the Portfolio’s shareholders, while a non-fundamental investment objective may be changed by the Board without a shareholder vote.

The Investment Objective Reclassification would permit a Portfolio to revise its investment objective(s) in the event that the Board determined that such a change would be in the best interests of the Portfolio in light of all facts and circumstances at the time, without incurring the expense and delay of seeking a shareholder vote. There is, however, no current intention to change the investment objective of any Portfolio. In the event the Investment Objective Reclassification was approved by a Portfolio, and the Board determined to change the Portfolio’s investment objective in the future, shareholders would be provided with advance notice of any such change.

Each Portfolio’s shareholders vote separately from each other Portfolio’s shareholders on the Investment Objective Reclassification. Accordingly, the Investment Objective Reclassification of a Portfolio that receives the required affirmative vote will be implemented by that Portfolio without regard as to the outcome of the Investment Objective Reclassification vote by the shareholders of the other Portfolios. Unless and until the Investment Objective Reclassification is approved with respect to a Portfolio, the Portfolio’s investment objective will remain fundamental and the impact of that classification as described in the Series Fund’s current Prospectus will continue to apply. If approved by a Portfolio’s shareholders at the Meeting, the Investment Objective Reclassification will become effective for that Portfolio on April 30, 2012.

Designation of Certain Portfolios as Non-Diversified

At the Meeting, the Board approved the elimination of the fundamental investment restriction regarding diversification for the Focused Appreciation and Inflation Protection Portfolios for the purpose of changing each such Portfolio’s subclassification from “diversified” to “non-diversified” (the “Diversification Reclassification”). Each Portfolio is currently classified as a “diversified company” under Section 5(b) of the Investment Company Act of 1940, as amended (the “Investment Company Act”). A “diversified company” may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and except securities of other investment companies. By changing its subclassification to a “non-diversified company,” a Portfolio would no longer be subject to these restrictions. Each Portfolio would still intend to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code.

If the Diversification Reclassification is approved with respect to a Portfolio, the Portfolio would have the flexibility to focus its investments more heavily in securities of fewer issuers. The increased investment flexibility, however, may make the Portfolios more susceptible to economic, business, political or other factors affecting the particular issuers in which they invest or the counterparties to which they have exposure. Therefore, the Portfolios may be more exposed to the risks of loss and volatility from individual holdings than a “diversified” fund that invests more broadly.

Each Portfolio’s shareholders vote separately from each other Portfolio’s shareholders on the Diversification Reclassification. Accordingly, the Diversification Reclassification of a Portfolio that receives the required affirmative vote will be implemented by that Portfolio without regard as to the outcome of the Diversification Reclassification vote by the shareholders of the other Portfolio. Unless and until the Diversification Reclassification is approved with respect to a Portfolio, the Portfolio will remain classified as a “diversified” company and the diversification requirements described in the Series Fund’s current Prospectus will continue to apply. If approved by a Portfolio’s shareholders at the Meeting, the Diversification Reclassification will become effective for that Portfolio on April 30, 2012.

Shareholders as of January 31, 2012, as well as owners of variable annuity contracts and variable life insurance policies issued by The Northwestern Mutual Life Insurance Company with allocations to one or more of the Portfolios, will receive a proxy statement with more detailed information about the matters to be considered at the Special Meeting.

Changes to Expense Caps and Advisory Fee Waivers

Changes to Expense Caps for Certain Portfolios

Effective January 1, 2012, the “Expense Limitation Agreements” portion of the “Advisory Fees” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS” is amended to reflect a reduced Expense Cap for the following Portfolios:

Portfolio	Expense Cap	Expiration
Multi-Sector Bond	0.90%	April 30, 2013
Commodities Return Strategy	0.95%	April 30, 2013

Addition of Advisory Fee Waivers for Certain Portfolios

Effective January 1, 2012, the Prospectus is hereby amended by adding the following additional paragraphs under the “Advisory Fee Waiver Agreements” portion of the “Advisory Fees” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“Effective January 1, 2012, Mason Street Advisors has agreed to waive a portion of its management fee relating to the Growth Stock Portfolio on assets over $500 million such that the fee is 0.60% on the Portfolio’s first $50 million of assets, 0.50% on the next $50 million, 0.40% on the next $400 million and 0.35% on assets in excess of $500 million. Mason Street Advisors may terminate this fee waiver agreement at any time after April 30, 2012.

Effective January 1, 2012, Mason Street Advisors has agreed to waive a portion of its management fee relating to the Large Cap Core Portfolio on assets over $500 million such that the fee is 0.60% on the Portfolio’s first $50 million of assets, 0.50% on the next $50 million, 0.40% on the next $400 million and 0.35% on assets in excess of $500 million. Mason Street Advisors may terminate this fee waiver agreement at any time after April 30, 2012.

Effective January 1, 2012, Mason Street Advisors has agreed to waive a portion of its management fee relating to the Mid Cap Growth Stock Portfolio on assets over $500 million such that the fee is 0.80% on the Portfolio’s first $50 million of assets, 0.65% on the next $50 million, 0.50% on the next $400 million and 0.45% on assets in excess of $500 million. Mason Street Advisors may terminate this fee waiver agreement at any time after April 30, 2012.

Effective January 1, 2012, Mason Street Advisors has agreed to waive a portion of its management fee relating to the Index 400 Stock Portfolio on assets over $500 million such that the fee is 0.25% on the Portfolio’s first $500 million of assets and 0.20% on assets in excess of $500 million. Mason Street Advisors may terminate this fee waiver agreement at any time after April 30, 2012.

Effective January 1, 2012, Mason Street Advisors has agreed to waive a portion of its management fee relating to the Small Cap Growth Stock Portfolio on assets over $500 million such that the fee is 0.80% on the Portfolio’s first $50 million of assets, 0.65% on the next $50 million, 0.50% on the next $400 million and 0.45% on assets in excess of $500 million. Mason Street Advisors may terminate this fee waiver agreement at any time after April 30, 2012.

Effective January 1, 2012, Mason Street Advisors has agreed to waive a portion of its management fee relating to the Short-Term Bond Portfolio on assets over $500 million such that the fee is 0.35% on the Portfolio’s first $100 million of assets, 0.33% on the next $150 million, 0.30% on the next $250 million and 0.28% on assets in excess of $500 million. Mason Street Advisors may terminate this fee waiver agreement at any time after April 30, 2012.

Effective January 1, 2012, Mason Street Advisors has agreed to waive a portion of its management fee relating to the High Yield Bond Portfolio on assets over $1 billion such that the fee is 0.60% on the Portfolio’s first $50 million of assets, 0.50% on the next $50 million, 0.40% on the next $900 million and 0.35% on assets in excess of $1 billion. Mason Street Advisors may terminate this fee waiver agreement at any time after April 30, 2012.”

In addition, effective January 1, 2012, the Prospectus is hereby amended by deleting the fifth paragraph currently set forth on page 103 under the “Advisory Fee Waiver Agreements” portion of the “Advisory Fees” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS,” and replacing it with the following language:

“Effective January 1, 2012, with respect to the Money Market Portfolio, Mason Street Advisors has voluntarily agreed to waive its entire management fee on a temporary basis. This voluntary waiver will be reviewed periodically by Mason Street Advisors in light of market and economic developments and may be revised or discontinued at any time without advance notice.”

Portfolio Manager Changes

Effective January 1, 2012, the following portfolio manager changes took effect:

Growth Stock Portfolio

Daniel J. Meehan replaced Michael P. Johnson as the co-portfolio manager for the Growth Stock Portfolio. Accordingly, the “Growth Stock Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS” shall be updated by deleting Mr. Johnson’s biography and replacing it with Mr. Meehan’s biography, as follows:

“Daniel J. Meehan, who co-manages the Portfolio, is a Director of Mason Street Advisors and joined Mason Street Advisors in 2004. He also participates in research for and the management of various equity portfolios of other Mason Street Advisors’ clients.”

Large Cap Core Stock Portfolio

Sean A. McLeod was added as co-portfolio manager for the Large Cap Core Stock Portfolio. Accordingly, the “Large Cap Core Stock Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS” shall be updated by adding Mr. McLeod’s biography, as follows:

“Sean A. McLeod, who co-manages the Portfolio, is a Director of Mason Street Advisors and joined Mason Street Advisors in 2011. Prior to joining Mason Street Advisors, he was a Director of Equities and Portfolio Manager with Windsor Financial Group in Minneapolis, Minnesota from October 2007 through September 2011, and was a Portfolio Manager with First American Funds from 2004-2007. Mr. McLeod also participates in the management of various equity portfolios of other Mason Street Advisors’ clients.”

Small Cap Growth Stock Portfolio

Andy Eng replaced William R. Walker as the co-portfolio manager for the Small Cap Growth Stock Portfolio. Accordingly, the “Small Cap Growth Stock Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS” shall be updated by deleting Mr. Walker’s biography and replacing it with Mr. Eng’s biography, as follows:

“Andy Eng, who co-manages the Portfolio, is a Director of Mason Street Advisors and joined Northwestern Mutual in 2000. He also participates in the management of various equity portfolios of other Mason Street Advisors’ clients.”

Select Bond Portfolio

Brian K. Yeazel was added as an additional portfolio manager for the Select Bond Portfolio. Accordingly, the “Select Bond Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS” shall be updated by adding Mr. Yeazel’s biography, as follows:

“Brian K. Yeazel, a co-manager of the Portfolio, is a Managing Director of Mason Street Advisors. He joined Northwestern Mutual in 1994, is responsible for all fixed income trading and securities lending activities at Mason Street Advisors, and also manages Government, Agency and money market investments.”

Balanced and Asset Allocation Portfolios

The “Balanced Portfolio/Asset Allocation Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS” shall be deleted in its entirety and replaced with the following language:

“Balanced Portfolio/Asset Allocation Portfolio

The Balanced Portfolio and Asset Allocation Portfolio are each managed by the same team of Mason Street Advisors portfolio managers (listed below), who are each individually responsible for decisions about the purchase and sale of securities for the portion of each Portfolio assigned to him or her, subject to the allocation of each Portfolio’s assets across asset categories under the direction and final approval of the Portfolios’ two lead portfolio managers, Messrs. Ells and Holloway.

R. David Ells is co-lead manager, and also co-manages the investment grade bond portion of each Portfolio. For Mr. Ells’ biographical information, please refer to “Index 500 Stock Portfolio,” above.

Michael Holloway is co-lead manager, and also manages the international equity portion of each Portfolio. He is a Director in the Tactical Asset Allocation Division at Mason Street Advisors and joined Northwestern Mutual in 1997. Mr. Holloway also acts as a portfolio manager for other of Mason Street Advisors’ client accounts.

Mary R. Linehan has primary responsibility for the large cap portion of each Portfolio. For Ms. Linehan’s biographical information, please refer to “Large Cap Core Stock Portfolio,” above.

Jill M. Grueninger has primary responsibility for the mid cap portion of each Portfolio. For Ms. Grueninger’s biographical information, please refer to “Mid Cap Growth Stock Portfolio,” above.

Paul A. Rokosz has primary responsibility for the small cap portion of each Portfolio. For Mr. Rokosz’ biographical information, please refer to “Small Cap Growth Stock Portfolio,” above.

Steven J. Lyons co-manages the investment grade bond portion of each Portfolio. For Mr. Lyons’ biographical information, please refer to “Select Bond Portfolio,” above.

Andrew T. Wassweiler has primary responsibility for the high yield bond portion of each Portfolio. For Mr. Wassweiler’s biographical information, please refer to “High Yield Bond Portfolio,” above.”

Effective February 15, 2012, the following portfolio manager change took effect:

Mid Cap Value Portfolio

Brian Woglom was added as an additional portfolio manager for the Mid Cap Value Portfolio. Accordingly, the “Mid Cap Value Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS” shall be updated by adding Mr. Woglom’s biography, as follows:

“Brian Woglom, Portfolio Manager, joined American Century Investments in 2005 as an investment analyst and became a portfolio manager in 2012.”

Northwestern Mutual Series Fund, Inc.

Index 500 Stock Portfolio

Supplement Dated February 28, 2012 to the

Summary Prospectus for the Index 500 Stock Portfolio Dated May 1, 2011

The following information supplements the Summary Prospectus for the Index 500 Stock Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2011 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Potential Changes Relating to Upcoming Proxy

Amended and Restated Investment Advisory Agreement

At a meeting of the Board of Directors (“Board”) of Northwestern Mutual Series Fund, Inc. (“Series Fund”) held on November 16, 2011 (the “Meeting”), the Board unanimously approved an Amended and Restated Investment Advisory Agreement (the “Amended Agreement”) with Mason Street Advisors, LLC (the “Adviser”) relating to all of the Series Fund’s 28 portfolios (the “Portfolios”). The Board also approved that the foregoing matters be submitted to the shareholders of the Series Fund for their approval at a special meeting of shareholders to be held for such purpose, with the Board’s recommendation that the shareholders approve each such matter. Accordingly, a special meeting of shareholders has been scheduled for April 17, 2012 (the “Special Meeting”).

The Amended Agreement would modify the Series Fund’s existing expense structure and make it consistent across all Portfolios by shifting the responsibility to pay for many of the Portfolios’ administrative and operating expenses not already assumed by the Portfolios from the Adviser to the Portfolios. The Amended Agreement would not change the management fees being paid to the Adviser. However, as a result of the assumption by the Portfolios of the responsibility to pay for certain additional operating expenses, the Amended Agreement would result in an increase in total expenses for many of the Portfolios, ranging from 0.00% to 0.07% of the value of each Portfolio’s net assets as of December 31, 2011 (with an average of 2.82 basis points), based on 2011 actual expenses and after giving effect to existing and new breakpoints and expense caps. The proposed new expense structure is designed to provide a reasonable, sustainable, and administratively efficient expense structure for the Portfolios.

The Amended Agreement must be approved by the Portfolio’s shareholders before it may go into effect with respect to the Portfolio. However, the Board has determined that in order for the Amended Agreement to go into effect, it must be approved for all Portfolios. Unless and until the Amended Agreement is approved, the fee arrangement described in the Series Fund’s current Summary Prospectus will continue to apply. If approved, the Amended Agreement and other related changes will become effective on April 30, 2012.

Shareholders as of January 31, 2012, as well as owners of variable annuity contracts and variable life insurance policies issued by The Northwestern Mutual Life Insurance Company with allocations to one or more of the Portfolios, will receive a proxy statement with more detailed information about the matters to be considered at the Special Meeting.

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

Supplement Dated February 28, 2012 to the

Summary Prospectus for the Growth Stock Portfolio Dated May 1, 2011

The following information supplements the Summary Prospectus for the Growth Stock Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2011 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Potential Changes Relating to Upcoming Proxy

Amended and Restated Investment Advisory Agreement

At a meeting of the Board of Directors (“Board”) of Northwestern Mutual Series Fund, Inc. (“Series Fund”) held on November 16, 2011 (the “Meeting”), the Board unanimously approved an Amended and Restated Investment Advisory Agreement (the “Amended Agreement”) with Mason Street Advisors, LLC (the “Adviser”) relating to all of the Series Fund’s 28 portfolios (the “Portfolios”). The Board also approved that the foregoing matters be submitted to the shareholders of the Series Fund for their approval at a special meeting of shareholders to be held for such purpose, with the Board’s recommendation that the shareholders approve each such matter. Accordingly, a special meeting of shareholders has been scheduled for April 17, 2012 (the “Special Meeting”).

The Amended Agreement would modify the Series Fund’s existing expense structure and make it consistent across all Portfolios by shifting the responsibility to pay for many of the Portfolios’ administrative and operating expenses not already assumed by the Portfolios from the Adviser to the Portfolios. The Amended Agreement would not change the management fees being paid to the Adviser. However, as a result of the assumption by the Portfolios of the responsibility to pay for certain additional operating expenses, the Amended Agreement would result in an increase in total expenses for many of the Portfolios, ranging from 0.00% to 0.07% of the value of each Portfolio’s net assets as of December 31, 2011 (with an average of 2.82 basis points), based on 2011 actual expenses and after giving effect to existing and new breakpoints and expense caps. The proposed new expense structure is designed to provide a reasonable, sustainable, and administratively efficient expense structure for the Portfolios.

The Amended Agreement must be approved by the Portfolio’s shareholders before it may go into effect with respect to the Portfolio. However, the Board has determined that in order for the Amended Agreement to go into effect, it must be approved for all Portfolios. Unless and until the Amended Agreement is approved, the fee arrangement described in the Series Fund’s current Summary Prospectus will continue to apply. If approved, the Amended Agreement and other related changes will become effective on April 30, 2012.

Shareholders as of January 31, 2012, as well as owners of variable annuity contracts and variable life insurance policies issued by The Northwestern Mutual Life Insurance Company with allocations to one or more of the Portfolios, will receive a proxy statement with more detailed information about the matters to be considered at the Special Meeting.

Portfolio Manager Change

Effective January 1, 2012, Daniel J. Meehan replaced Michael P. Johnson as the co-portfolio manager for the Growth Stock Portfolio. Accordingly, the “PORTFOLIO MANAGEMENT” section of the Summary Prospectus shall be updated by deleting Mr. Johnson’s biography and replacing it with Mr. Meehan’s biography, as follows:

“Daniel J. Meehan is a Director of MSA and joined MSA in 2004. He has co-managed the Growth Stock Portfolio since 2012.”

Northwestern Mutual Series Fund, Inc.

Focused Appreciation Portfolio

Supplement Dated February 28, 2012 to the

Summary Prospectus for the Focused Appreciation Portfolio Dated May 1, 2011

The following information supplements the Summary Prospectus for the Focused Appreciation Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2011 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Potential Changes Relating to Upcoming Proxy

Amended and Restated Investment Advisory Agreement

At a meeting of the Board of Directors (“Board”) of Northwestern Mutual Series Fund, Inc. (“Series Fund”) held on November 16, 2011 (the “Meeting”), the Board unanimously approved an Amended and Restated Investment Advisory Agreement (the “Amended Agreement”) with Mason Street Advisors, LLC (the “Adviser”) relating to all of the Series Fund’s 28 portfolios (the “Portfolios”). The Board also approved that the foregoing matters be submitted to the shareholders of the Series Fund for their approval at a special meeting of shareholders to be held for such purpose, with the Board’s recommendation that the shareholders approve each such matter. Accordingly, a special meeting of shareholders has been scheduled for April 17, 2012 (the “Special Meeting”).

The Amended Agreement would modify the Series Fund’s existing expense structure and make it consistent across all Portfolios by shifting the responsibility to pay for many of the Portfolios’ administrative and operating expenses not already assumed by the Portfolios from the Adviser to the Portfolios. The Amended Agreement would not change the management fees being paid to the Adviser. However, as a result of the assumption by the Portfolios of the responsibility to pay for certain additional operating expenses, the Amended Agreement would result in an increase in total expenses for many of the Portfolios, ranging from 0.00% to 0.07% of the value of each Portfolio’s net assets as of December 31, 2011 (with an average of 2.82 basis points), based on 2011 actual expenses and after giving effect to existing and new breakpoints and expense caps. The proposed new expense structure is designed to provide a reasonable, sustainable, and administratively efficient expense structure for the Portfolios.

The Amended Agreement must be approved by the Portfolio’s shareholders before it may go into effect with respect to the Portfolio. However, the Board has determined that in order for the Amended Agreement to go into effect, it must be approved for all Portfolios. Unless and until the Amended Agreement is approved, the fee arrangement described in the Series Fund’s current Summary Prospectus will continue to apply. If approved, the Amended Agreement and other related changes will become effective on April 30, 2012.

Designation of Portfolio as Non-Diversified

At the Meeting, the Board also approved the elimination of the fundamental investment restriction regarding diversification for the Portfolio for the purpose of changing the Portfolio’s subclassification from “diversified” to “non-diversified” (the “Diversification Reclassification”). The Portfolio is currently classified as a “diversified company” under Section 5(b) of the Investment Company Act of 1940, as amended (the “Investment Company Act”). A “diversified company” may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer or purchase more than

10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and except securities of other investment companies. By changing its subclassification to a “non-diversified company,” the Portfolio would no longer be subject to these restrictions.

If the Diversification Reclassification is approved, the Portfolio would have the flexibility to focus its investments more heavily in securities of fewer issuers. The increased investment flexibility, however, may make the Portfolio more susceptible to economic, business, political or other factors affecting the particular issuers in which it invests or the counterparties to which it has exposure. Therefore, the Portfolio may be more exposed to the risks of loss and volatility from individual holdings than a “diversified” fund that invests more broadly.

Unless and until the Diversification Reclassification is approved with respect to the Portfolio, the Portfolio will remain classified as a “diversified” company and the diversification requirements described above will continue to apply. If approved by the Portfolio’s shareholders at the Meeting, the Diversification Reclassification will become effective on April 30, 2012.

Shareholders as of January 31, 2012, as well as owners of variable annuity contracts and variable life insurance policies issued by The Northwestern Mutual Life Insurance Company with allocations to one or more of the Portfolios, will receive a proxy statement with more detailed information about the matters to be considered at the Special Meeting.

Northwestern Mutual Series Fund, Inc.

Large Cap Core Stock Portfolio

Supplement Dated February 28, 2012 to the

Summary Prospectus for the Large Cap Core Stock Portfolio Dated May 1, 2011

The following information supplements the Summary Prospectus for the Large Cap Core Stock Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2011 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Potential Changes Relating to Upcoming Proxy

Amended and Restated Investment Advisory Agreement

At a meeting of the Board of Directors (“Board”) of Northwestern Mutual Series Fund, Inc. (“Series Fund”) held on November 16, 2011 (the “Meeting”), the Board unanimously approved an Amended and Restated Investment Advisory Agreement (the “Amended Agreement”) with Mason Street Advisors, LLC (the “Adviser”) relating to all of the Series Fund’s 28 portfolios (the “Portfolios”). The Board also approved that the foregoing matters be submitted to the shareholders of the Series Fund for their approval at a special meeting of shareholders to be held for such purpose, with the Board’s recommendation that the shareholders approve each such matter. Accordingly, a special meeting of shareholders has been scheduled for April 17, 2012 (the “Special Meeting”).

The Amended Agreement would modify the Series Fund’s existing expense structure and make it consistent across all Portfolios by shifting the responsibility to pay for many of the Portfolios’ administrative and operating expenses not already assumed by the Portfolios from the Adviser to the Portfolios. The Amended Agreement would not change the management fees being paid to the Adviser. However, as a result of the assumption by the Portfolios of the responsibility to pay for certain additional operating expenses, the Amended Agreement would result in an increase in total expenses for many of the Portfolios, ranging from 0.00% to 0.07% of the value of each Portfolio’s net assets as of December 31, 2011 (with an average of 2.82 basis points), based on 2011 actual expenses and after giving effect to existing and new breakpoints and expense caps. The proposed new expense structure is designed to provide a reasonable, sustainable, and administratively efficient expense structure for the Portfolios.

The Amended Agreement must be approved by the Portfolio’s shareholders before it may go into effect with respect to the Portfolio. However, the Board has determined that in order for the Amended Agreement to go into effect, it must be approved for all Portfolios. Unless and until the Amended Agreement is approved, the fee arrangement described in the Series Fund’s current Summary Prospectus will continue to apply. If approved, the Amended Agreement and other related changes will become effective on April 30, 2012.

Shareholders as of January 31, 2012, as well as owners of variable annuity contracts and variable life insurance policies issued by The Northwestern Mutual Life Insurance Company with allocations to one or more of the Portfolios, will receive a proxy statement with more detailed information about the matters to be considered at the Special Meeting.

Portfolio Manager Change

Effective January 1, 2012, Sean A. McLeod was added as co-portfolio manager for the Large Cap Core Stock Portfolio. Accordingly, the “PORTFOLIO MANAGEMENT” section of the Summary Prospectus shall be updated by adding Mr. McLeod’s biography, as follows:

“Sean A. McLeod is a Director of MSA and joined MSA in 2011. He has co-managed the Large Cap Core Stock Portfolio since 2012.”

Northwestern Mutual Series Fund, Inc.

Large Company Value Portfolio

Supplement Dated February 28, 2012 to the

Summary Prospectus for the Large Company Value Portfolio Dated May 1, 2011

The following information supplements the Summary Prospectus for the Large Company Value Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2011 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Potential Changes Relating to Upcoming Proxy

Amended and Restated Investment Advisory Agreement

At a meeting of the Board of Directors (“Board”) of Northwestern Mutual Series Fund, Inc. (“Series Fund”) held on November 16, 2011 (the “Meeting”), the Board unanimously approved an Amended and Restated Investment Advisory Agreement (the “Amended Agreement”) with Mason Street Advisors, LLC (the “Adviser”) relating to all of the Series Fund’s 28 portfolios (the “Portfolios”). The Board also approved that the foregoing matters be submitted to the shareholders of the Series Fund for their approval at a special meeting of shareholders to be held for such purpose, with the Board’s recommendation that the shareholders approve each such matter. Accordingly, a special meeting of shareholders has been scheduled for April 17, 2012 (the “Special Meeting”).

The Amended Agreement would modify the Series Fund’s existing expense structure and make it consistent across all Portfolios by shifting the responsibility to pay for many of the Portfolios’ administrative and operating expenses not already assumed by the Portfolios from the Adviser to the Portfolios. The Amended Agreement would not change the management fees being paid to the Adviser. However, as a result of the assumption by the Portfolios of the responsibility to pay for certain additional operating expenses, the Amended Agreement would result in an increase in total expenses for many of the Portfolios, ranging from 0.00% to 0.07% of the value of each Portfolio’s net assets as of December 31, 2011 (with an average of 2.82 basis points), based on 2011 actual expenses and after giving effect to existing and new breakpoints and expense caps. The proposed new expense structure is designed to provide a reasonable, sustainable, and administratively efficient expense structure for the Portfolios.

The Amended Agreement must be approved by the Portfolio’s shareholders before it may go into effect with respect to the Portfolio. However, the Board has determined that in order for the Amended Agreement to go into effect, it must be approved for all Portfolios. Unless and until the Amended Agreement is approved, the fee arrangement described in the Series Fund’s current Summary Prospectus will continue to apply. If approved, the Amended Agreement and other related changes will become effective on April 30, 2012.

Shareholders as of January 31, 2012, as well as owners of variable annuity contracts and variable life insurance policies issued by The Northwestern Mutual Life Insurance Company with allocations to one or more of the Portfolios, will receive a proxy statement with more detailed information about the matters to be considered at the Special Meeting.

Northwestern Mutual Series Fund, Inc.

Large Cap Blend Portfolio

Supplement Dated February 28, 2012 to the

Summary Prospectus for the Large Cap Blend Portfolio Dated May 1, 2011

The following information supplements the Summary Prospectus for the Large Cap Blend Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2011 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Potential Changes Relating to Upcoming Proxy

Amended and Restated Investment Advisory Agreement

At a meeting of the Board of Directors (“Board”) of Northwestern Mutual Series Fund, Inc. (“Series Fund”) held on November 16, 2011 (the “Meeting”), the Board unanimously approved an Amended and Restated Investment Advisory Agreement (the “Amended Agreement”) with Mason Street Advisors, LLC (the “Adviser”) relating to all of the Series Fund’s 28 portfolios (the “Portfolios”). The Board also approved that the foregoing matters be submitted to the shareholders of the Series Fund for their approval at a special meeting of shareholders to be held for such purpose, with the Board’s recommendation that the shareholders approve each such matter. Accordingly, a special meeting of shareholders has been scheduled for April 17, 2012 (the “Special Meeting”).

The Amended Agreement would modify the Series Fund’s existing expense structure and make it consistent across all Portfolios by shifting the responsibility to pay for many of the Portfolios’ administrative and operating expenses not already assumed by the Portfolios from the Adviser to the Portfolios. The Amended Agreement would not change the management fees being paid to the Adviser. However, as a result of the assumption by the Portfolios of the responsibility to pay for certain additional operating expenses, the Amended Agreement would result in an increase in total expenses for many of the Portfolios, ranging from 0.00% to 0.07% of the value of each Portfolio’s net assets as of December 31, 2011 (with an average of 2.82 basis points), based on 2011 actual expenses and after giving effect to existing and new breakpoints and expense caps. The proposed new expense structure is designed to provide a reasonable, sustainable, and administratively efficient expense structure for the Portfolios.

The Amended Agreement must be approved by the Portfolio’s shareholders before it may go into effect with respect to the Portfolio. However, the Board has determined that in order for the Amended Agreement to go into effect, it must be approved for all Portfolios. Unless and until the Amended Agreement is approved, the fee arrangement described in the Series Fund’s current Summary Prospectus will continue to apply. If approved, the Amended Agreement and other related changes will become effective on April 30, 2012.

Shareholders as of January 31, 2012, as well as owners of variable annuity contracts and variable life insurance policies issued by The Northwestern Mutual Life Insurance Company with allocations to one or more of the Portfolios, will receive a proxy statement with more detailed information about the matters to be considered at the Special Meeting.

Northwestern Mutual Series Fund, Inc.

Domestic Equity Portfolio

Supplement Dated February 28, 2012 to the

Summary Prospectus for the Domestic Equity Portfolio Dated May 1, 2011

The following information supplements the Summary Prospectus for the Domestic Equity Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2011 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Potential Changes Relating to Upcoming Proxy

Amended and Restated Investment Advisory Agreement

At a meeting of the Board of Directors (“Board”) of Northwestern Mutual Series Fund, Inc. (“Series Fund”) held on November 16, 2011 (the “Meeting”), the Board unanimously approved an Amended and Restated Investment Advisory Agreement (the “Amended Agreement”) with Mason Street Advisors, LLC (the “Adviser”) relating to all of the Series Fund’s 28 portfolios (the “Portfolios”). The Board also approved that the foregoing matters be submitted to the shareholders of the Series Fund for their approval at a special meeting of shareholders to be held for such purpose, with the Board’s recommendation that the shareholders approve each such matter. Accordingly, a special meeting of shareholders has been scheduled for April 17, 2012 (the “Special Meeting”).

The Amended Agreement would modify the Series Fund’s existing expense structure and make it consistent across all Portfolios by shifting the responsibility to pay for many of the Portfolios’ administrative and operating expenses not already assumed by the Portfolios from the Adviser to the Portfolios. The Amended Agreement would not change the management fees being paid to the Adviser. However, as a result of the assumption by the Portfolios of the responsibility to pay for certain additional operating expenses, the Amended Agreement would result in an increase in total expenses for many of the Portfolios, ranging from 0.00% to 0.07% of the value of each Portfolio’s net assets as of December 31, 2011 (with an average of 2.82 basis points), based on 2011 actual expenses and after giving effect to existing and new breakpoints and expense caps. The proposed new expense structure is designed to provide a reasonable, sustainable, and administratively efficient expense structure for the Portfolios.

The Amended Agreement must be approved by the Portfolio’s shareholders before it may go into effect with respect to the Portfolio. However, the Board has determined that in order for the Amended Agreement to go into effect, it must be approved for all Portfolios. Unless and until the Amended Agreement is approved, the fee arrangement described in the Series Fund’s current Summary Prospectus will continue to apply. If approved, the Amended Agreement and other related changes will become effective on April 30, 2012.

Shareholders as of January 31, 2012, as well as owners of variable annuity contracts and variable life insurance policies issued by The Northwestern Mutual Life Insurance Company with allocations to one or more of the Portfolios, will receive a proxy statement with more detailed information about the matters to be considered at the Special Meeting.

Northwestern Mutual Series Fund, Inc.

Mid Cap Growth Stock Portfolio

Supplement Dated February 28, 2012 to the

Summary Prospectus for the Mid Cap Growth Stock Portfolio Dated May 1, 2011

The following information supplements the Summary Prospectus for the Mid Cap Growth Stock Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2011 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Potential Changes Relating to Upcoming Proxy

Amended and Restated Investment Advisory Agreement

At a meeting of the Board of Directors (“Board”) of Northwestern Mutual Series Fund, Inc. (“Series Fund”) held on November 16, 2011 (the “Meeting”), the Board unanimously approved an Amended and Restated Investment Advisory Agreement (the “Amended Agreement”) with Mason Street Advisors, LLC (the “Adviser”) relating to all of the Series Fund’s 28 portfolios (the “Portfolios”). The Board also approved that the foregoing matters be submitted to the shareholders of the Series Fund for their approval at a special meeting of shareholders to be held for such purpose, with the Board’s recommendation that the shareholders approve each such matter. Accordingly, a special meeting of shareholders has been scheduled for April 17, 2012 (the “Special Meeting”).

The Amended Agreement would modify the Series Fund’s existing expense structure and make it consistent across all Portfolios by shifting the responsibility to pay for many of the Portfolios’ administrative and operating expenses not already assumed by the Portfolios from the Adviser to the Portfolios. The Amended Agreement would not change the management fees being paid to the Adviser. However, as a result of the assumption by the Portfolios of the responsibility to pay for certain additional operating expenses, the Amended Agreement would result in an increase in total expenses for many of the Portfolios, ranging from 0.00% to 0.07% of the value of each Portfolio’s net assets as of December 31, 2011 (with an average of 2.82 basis points), based on 2011 actual expenses and after giving effect to existing and new breakpoints and expense caps. The proposed new expense structure is designed to provide a reasonable, sustainable, and administratively efficient expense structure for the Portfolios.

The Amended Agreement must be approved by the Portfolio’s shareholders before it may go into effect with respect to the Portfolio. However, the Board has determined that in order for the Amended Agreement to go into effect, it must be approved for all Portfolios. Unless and until the Amended Agreement is approved, the fee arrangement described in the Series Fund’s current Summary Prospectus will continue to apply. If approved, the Amended Agreement and other related changes will become effective on April 30, 2012.

Shareholders as of January 31, 2012, as well as owners of variable annuity contracts and variable life insurance policies issued by The Northwestern Mutual Life Insurance Company with allocations to one or more of the Portfolios, will receive a proxy statement with more detailed information about the matters to be considered at the Special Meeting.

Northwestern Mutual Series Fund, Inc.

Equity Income Portfolio

Supplement Dated February 28, 2012 to the

Summary Prospectus for the Equity Income Portfolio Dated May 1, 2011

The following information supplements the Summary Prospectus for the Equity Income Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2011 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Potential Changes Relating to Upcoming Proxy

Amended and Restated Investment Advisory Agreement

At a meeting of the Board of Directors (“Board”) of Northwestern Mutual Series Fund, Inc. (“Series Fund”) held on November 16, 2011 (the “Meeting”), the Board unanimously approved an Amended and Restated Investment Advisory Agreement (the “Amended Agreement”) with Mason Street Advisors, LLC (the “Adviser”) relating to all of the Series Fund’s 28 portfolios (the “Portfolios”). The Board also approved that the foregoing matters be submitted to the shareholders of the Series Fund for their approval at a special meeting of shareholders to be held for such purpose, with the Board’s recommendation that the shareholders approve each such matter. Accordingly, a special meeting of shareholders has been scheduled for April 17, 2012 (the “Special Meeting”).

The Amended Agreement would modify the Series Fund’s existing expense structure and make it consistent across all Portfolios by shifting the responsibility to pay for many of the Portfolios’ administrative and operating expenses not already assumed by the Portfolios from the Adviser to the Portfolios. The Amended Agreement would not change the management fees being paid to the Adviser. However, as a result of the assumption by the Portfolios of the responsibility to pay for certain additional operating expenses, the Amended Agreement would result in an increase in total expenses for many of the Portfolios, ranging from 0.00% to 0.07% of the value of each Portfolio’s net assets as of December 31, 2011 (with an average of 2.82 basis points), based on 2011 actual expenses and after giving effect to existing and new breakpoints and expense caps. The proposed new expense structure is designed to provide a reasonable, sustainable, and administratively efficient expense structure for the Portfolios.

The Amended Agreement must be approved by the Portfolio’s shareholders before it may go into effect with respect to the Portfolio. However, the Board has determined that in order for the Amended Agreement to go into effect, it must be approved for all Portfolios. Unless and until the Amended Agreement is approved, the fee arrangement described in the Series Fund’s current Summary Prospectus will continue to apply. If approved, the Amended Agreement and other related changes will become effective on April 30, 2012.

Shareholders as of January 31, 2012, as well as owners of variable annuity contracts and variable life insurance policies issued by The Northwestern Mutual Life Insurance Company with allocations to one or more of the Portfolios, will receive a proxy statement with more detailed information about the matters to be considered at the Special Meeting.

Northwestern Mutual Series Fund, Inc.

Index 400 Stock Portfolio

Supplement Dated February 28, 2012 to the

Summary Prospectus for the Index 400 Stock Portfolio Dated May 1, 2011

The following information supplements the Summary Prospectus for the Index 400 Stock Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2011 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Potential Changes Relating to Upcoming Proxy

Amended and Restated Investment Advisory Agreement

At a meeting of the Board of Directors (“Board”) of Northwestern Mutual Series Fund, Inc. (“Series Fund”) held on November 16, 2011 (the “Meeting”), the Board unanimously approved an Amended and Restated Investment Advisory Agreement (the “Amended Agreement”) with Mason Street Advisors, LLC (the “Adviser”) relating to all of the Series Fund’s 28 portfolios (the “Portfolios”). The Board also approved that the foregoing matters be submitted to the shareholders of the Series Fund for their approval at a special meeting of shareholders to be held for such purpose, with the Board’s recommendation that the shareholders approve each such matter. Accordingly, a special meeting of shareholders has been scheduled for April 17, 2012 (the “Special Meeting”).

The Amended Agreement would modify the Series Fund’s existing expense structure and make it consistent across all Portfolios by shifting the responsibility to pay for many of the Portfolios’ administrative and operating expenses not already assumed by the Portfolios from the Adviser to the Portfolios. The Amended Agreement would not change the management fees being paid to the Adviser. However, as a result of the assumption by the Portfolios of the responsibility to pay for certain additional operating expenses, the Amended Agreement would result in an increase in total expenses for many of the Portfolios, ranging from 0.00% to 0.07% of the value of each Portfolio’s net assets as of December 31, 2011 (with an average of 2.82 basis points), based on 2011 actual expenses and after giving effect to existing and new breakpoints and expense caps. The proposed new expense structure is designed to provide a reasonable, sustainable, and administratively efficient expense structure for the Portfolios.

The Amended Agreement must be approved by the Portfolio’s shareholders before it may go into effect with respect to the Portfolio. However, the Board has determined that in order for the Amended Agreement to go into effect, it must be approved for all Portfolios. Unless and until the Amended Agreement is approved, the fee arrangement described in the Series Fund’s current Summary Prospectus will continue to apply. If approved, the Amended Agreement and other related changes will become effective on April 30, 2012.

Shareholders as of January 31, 2012, as well as owners of variable annuity contracts and variable life insurance policies issued by The Northwestern Mutual Life Insurance Company with allocations to one or more of the Portfolios, will receive a proxy statement with more detailed information about the matters to be considered at the Special Meeting.

Northwestern Mutual Series Fund, Inc.

Small Cap Growth Stock Portfolio

Supplement Dated February 28, 2012 to the

Summary Prospectus for the Small Cap Growth Stock Portfolio Dated May 1, 2011

The following information supplements the Summary Prospectus for the Small Cap Growth Stock Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2011 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Potential Changes Relating to Upcoming Proxy

Amended and Restated Investment Advisory Agreement

At a meeting of the Board of Directors (“Board”) of Northwestern Mutual Series Fund, Inc. (“Series Fund”) held on November 16, 2011 (the “Meeting”), the Board unanimously approved an Amended and Restated Investment Advisory Agreement (the “Amended Agreement”) with Mason Street Advisors, LLC (the “Adviser”) relating to all of the Series Fund’s 28 portfolios (the “Portfolios”). The Board also approved that the foregoing matters be submitted to the shareholders of the Series Fund for their approval at a special meeting of shareholders to be held for such purpose, with the Board’s recommendation that the shareholders approve each such matter. Accordingly, a special meeting of shareholders has been scheduled for April 17, 2012 (the “Special Meeting”).

The Amended Agreement would modify the Series Fund’s existing expense structure and make it consistent across all Portfolios by shifting the responsibility to pay for many of the Portfolios’ administrative and operating expenses not already assumed by the Portfolios from the Adviser to the Portfolios. The Amended Agreement would not change the management fees being paid to the Adviser. However, as a result of the assumption by the Portfolios of the responsibility to pay for certain additional operating expenses, the Amended Agreement would result in an increase in total expenses for many of the Portfolios, ranging from 0.00% to 0.07% of the value of each Portfolio’s net assets as of December 31, 2011 (with an average of 2.82 basis points), based on 2011 actual expenses and after giving effect to existing and new breakpoints and expense caps. The proposed new expense structure is designed to provide a reasonable, sustainable, and administratively efficient expense structure for the Portfolios.

The Amended Agreement must be approved by the Portfolio’s shareholders before it may go into effect with respect to the Portfolio. However, the Board has determined that in order for the Amended Agreement to go into effect, it must be approved for all Portfolios. Unless and until the Amended Agreement is approved, the fee arrangement described in the Series Fund’s current Summary Prospectus will continue to apply. If approved, the Amended Agreement and other related changes will become effective on April 30, 2012.

Shareholders as of January 31, 2012, as well as owners of variable annuity contracts and variable life insurance policies issued by The Northwestern Mutual Life Insurance Company with allocations to one or more of the Portfolios, will receive a proxy statement with more detailed information about the matters to be considered at the Special Meeting.

Portfolio Manager Change

Effective January 1, 2012, Andy Eng replaced William R. Walker as the co-portfolio manager for the Small Cap Growth Stock Portfolio. Accordingly, the “PORTFOLIO MANAGEMENT” section of the Summary Prospectus shall be updated by deleting Mr. Walker’s biography and replacing it with Mr. Eng’s biography, as follows:

“Andy Eng is a Director of MSA and joined The Northwestern Mutual Life Insurance Company in 2000. He has co-managed the Small Cap Growth Stock Portfolio since 2012.”

Northwestern Mutual Series Fund, Inc.

Small Cap Value Portfolio

Supplement Dated February 28, 2012 to the

Summary Prospectus for the Small Cap Value Portfolio Dated May 1, 2011

The following information supplements the Summary Prospectus for the Small Cap Value Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2011 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Potential Changes Relating to Upcoming Proxy

Amended and Restated Investment Advisory Agreement

At a meeting of the Board of Directors (“Board”) of Northwestern Mutual Series Fund, Inc. (“Series Fund”) held on November 16, 2011 (the “Meeting”), the Board unanimously approved an Amended and Restated Investment Advisory Agreement (the “Amended Agreement”) with Mason Street Advisors, LLC (the “Adviser”) relating to all of the Series Fund’s 28 portfolios (the “Portfolios”). The Board also approved that the foregoing matters be submitted to the shareholders of the Series Fund for their approval at a special meeting of shareholders to be held for such purpose, with the Board’s recommendation that the shareholders approve each such matter. Accordingly, a special meeting of shareholders has been scheduled for April 17, 2012 (the “Special Meeting”).

The Amended Agreement would modify the Series Fund’s existing expense structure and make it consistent across all Portfolios by shifting the responsibility to pay for many of the Portfolios’ administrative and operating expenses not already assumed by the Portfolios from the Adviser to the Portfolios. The Amended Agreement would not change the management fees being paid to the Adviser. However, as a result of the assumption by the Portfolios of the responsibility to pay for certain additional operating expenses, the Amended Agreement would result in an increase in total expenses for many of the Portfolios, ranging from 0.00% to 0.07% of the value of each Portfolio’s net assets as of December 31, 2011 (with an average of 2.82 basis points), based on 2011 actual expenses and after giving effect to existing and new breakpoints and expense caps. The proposed new expense structure is designed to provide a reasonable, sustainable, and administratively efficient expense structure for the Portfolios.

The Amended Agreement must be approved by the Portfolio’s shareholders before it may go into effect with respect to the Portfolio. However, the Board has determined that in order for the Amended Agreement to go into effect, it must be approved for all Portfolios. Unless and until the Amended Agreement is approved, the fee arrangement described in the Series Fund’s current Summary Prospectus will continue to apply. If approved, the Amended Agreement and other related changes will become effective on April 30, 2012.

Shareholders as of January 31, 2012, as well as owners of variable annuity contracts and variable life insurance policies issued by The Northwestern Mutual Life Insurance Company with allocations to one or more of the Portfolios, will receive a proxy statement with more detailed information about the matters to be considered at the Special Meeting.

Northwestern Mutual Series Fund, Inc.

Index 600 Stock Portfolio

Supplement Dated February 28, 2012 to the

Summary Prospectus for the Index 600 Stock Portfolio Dated May 1, 2011

The following information supplements the Summary Prospectus for the Index 600 Stock Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2011 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Potential Changes Relating to Upcoming Proxy

Amended and Restated Investment Advisory Agreement

At a meeting of the Board of Directors (“Board”) of Northwestern Mutual Series Fund, Inc. (“Series Fund”) held on November 16, 2011 (the “Meeting”), the Board unanimously approved an Amended and Restated Investment Advisory Agreement (the “Amended Agreement”) with Mason Street Advisors, LLC (the “Adviser”) relating to all of the Series Fund’s 28 portfolios (the “Portfolios”). The Board also approved that the foregoing matters be submitted to the shareholders of the Series Fund for their approval at a special meeting of shareholders to be held for such purpose, with the Board’s recommendation that the shareholders approve each such matter. Accordingly, a special meeting of shareholders has been scheduled for April 17, 2012 (the “Special Meeting”).

The Amended Agreement would modify the Series Fund’s existing expense structure and make it consistent across all Portfolios by shifting the responsibility to pay for many of the Portfolios’ administrative and operating expenses not already assumed by the Portfolios from the Adviser to the Portfolios. The Amended Agreement would not change the management fees being paid to the Adviser. However, as a result of the assumption by the Portfolios of the responsibility to pay for certain additional operating expenses, the Amended Agreement would result in an increase in total expenses for many of the Portfolios, ranging from 0.00% to 0.07% of the value of each Portfolio’s net assets as of December 31, 2011 (with an average of 2.82 basis points), based on 2011 actual expenses and after giving effect to existing and new breakpoints and expense caps. The proposed new expense structure is designed to provide a reasonable, sustainable, and administratively efficient expense structure for the Portfolios.

The Amended Agreement must be approved by the Portfolio’s shareholders before it may go into effect with respect to the Portfolio. However, the Board has determined that in order for the Amended Agreement to go into effect, it must be approved for all Portfolios. Unless and until the Amended Agreement is approved, the fee arrangement described in the Series Fund’s current Summary Prospectus will continue to apply. If approved, the Amended Agreement and other related changes will become effective on April 30, 2012.

Shareholders as of January 31, 2012, as well as owners of variable annuity contracts and variable life insurance policies issued by The Northwestern Mutual Life Insurance Company with allocations to one or more of the Portfolios, will receive a proxy statement with more detailed information about the matters to be considered at the Special Meeting.

Northwestern Mutual Series Fund, Inc.

International Growth Portfolio

Supplement Dated February 28, 2012 to the

Summary Prospectus for the International Growth Portfolio Dated May 1, 2011

The following information supplements the Summary Prospectus for the International Growth Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2011 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Potential Changes Relating to Upcoming Proxy

Amended and Restated Investment Advisory Agreement

At a meeting of the Board of Directors (“Board”) of Northwestern Mutual Series Fund, Inc. (“Series Fund”) held on November 16, 2011 (the “Meeting”), the Board unanimously approved an Amended and Restated Investment Advisory Agreement (the “Amended Agreement”) with Mason Street Advisors, LLC (the “Adviser”) relating to all of the Series Fund’s 28 portfolios (the “Portfolios”). The Board also approved that the foregoing matters be submitted to the shareholders of the Series Fund for their approval at a special meeting of shareholders to be held for such purpose, with the Board’s recommendation that the shareholders approve each such matter. Accordingly, a special meeting of shareholders has been scheduled for April 17, 2012 (the “Special Meeting”).

The Amended Agreement would modify the Series Fund’s existing expense structure and make it consistent across all Portfolios by shifting the responsibility to pay for many of the Portfolios’ administrative and operating expenses not already assumed by the Portfolios from the Adviser to the Portfolios. The Amended Agreement would not change the management fees being paid to the Adviser. However, as a result of the assumption by the Portfolios of the responsibility to pay for certain additional operating expenses, the Amended Agreement would result in an increase in total expenses for many of the Portfolios, ranging from 0.00% to 0.07% of the value of each Portfolio’s net assets as of December 31, 2011 (with an average of 2.82 basis points), based on 2011 actual expenses and after giving effect to existing and new breakpoints and expense caps. The proposed new expense structure is designed to provide a reasonable, sustainable, and administratively efficient expense structure for the Portfolios.

The Amended Agreement must be approved by the Portfolio’s shareholders before it may go into effect with respect to the Portfolio. However, the Board has determined that in order for the Amended Agreement to go into effect, it must be approved for all Portfolios. Unless and until the Amended Agreement is approved, the fee arrangement described in the Series Fund’s current Summary Prospectus will continue to apply. If approved, the Amended Agreement and other related changes will become effective on April 30, 2012.

Shareholders as of January 31, 2012, as well as owners of variable annuity contracts and variable life insurance policies issued by The Northwestern Mutual Life Insurance Company with allocations to one or more of the Portfolios, will receive a proxy statement with more detailed information about the matters to be considered at the Special Meeting.

Northwestern Mutual Series Fund, Inc.

Research International Core Portfolio

Supplement Dated February 28, 2012 to the

Summary Prospectus for the Research International Core Portfolio Dated May 1, 2011

The following information supplements the Summary Prospectus for the Research International Core Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2011 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Potential Changes Relating to Upcoming Proxy

Amended and Restated Investment Advisory Agreement

At a meeting of the Board of Directors (“Board”) of Northwestern Mutual Series Fund, Inc. (“Series Fund”) held on November 16, 2011 (the “Meeting”), the Board unanimously approved an Amended and Restated Investment Advisory Agreement (the “Amended Agreement”) with Mason Street Advisors, LLC (the “Adviser”) relating to all of the Series Fund’s 28 portfolios (the “Portfolios”). The Board also approved that the foregoing matters be submitted to the shareholders of the Series Fund for their approval at a special meeting of shareholders to be held for such purpose, with the Board’s recommendation that the shareholders approve each such matter. Accordingly, a special meeting of shareholders has been scheduled for April 17, 2012 (the “Special Meeting”).

The Amended Agreement would modify the Series Fund’s existing expense structure and make it consistent across all Portfolios by shifting the responsibility to pay for many of the Portfolios’ administrative and operating expenses not already assumed by the Portfolios from the Adviser to the Portfolios. The Amended Agreement would not change the management fees being paid to the Adviser. However, as a result of the assumption by the Portfolios of the responsibility to pay for certain additional operating expenses, the Amended Agreement would result in an increase in total expenses for many of the Portfolios, ranging from 0.00% to 0.07% of the value of each Portfolio’s net assets as of December 31, 2011 (with an average of 2.82 basis points), based on 2011 actual expenses and after giving effect to existing and new breakpoints and expense caps. The proposed new expense structure is designed to provide a reasonable, sustainable, and administratively efficient expense structure for the Portfolios.

The Amended Agreement must be approved by the Portfolio’s shareholders before it may go into effect with respect to the Portfolio. However, the Board has determined that in order for the Amended Agreement to go into effect, it must be approved for all Portfolios. Unless and until the Amended Agreement is approved, the fee arrangement described in the Series Fund’s current Summary Prospectus will continue to apply. If approved, the Amended Agreement and other related changes will become effective on April 30, 2012.

Shareholders as of January 31, 2012, as well as owners of variable annuity contracts and variable life insurance policies issued by The Northwestern Mutual Life Insurance Company with allocations to one or more of the Portfolios, will receive a proxy statement with more detailed information about the matters to be considered at the Special Meeting.

Northwestern Mutual Series Fund, Inc.

International Equity Portfolio

Supplement Dated February 28, 2012 to the

Summary Prospectus for the International Equity Portfolio Dated May 1, 2011

The following information supplements the Summary Prospectus for the International Equity Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2011 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Potential Changes Relating to Upcoming Proxy

Amended and Restated Investment Advisory Agreement

At a meeting of the Board of Directors (“Board”) of Northwestern Mutual Series Fund, Inc. (“Series Fund”) held on November 16, 2011 (the “Meeting”), the Board unanimously approved an Amended and Restated Investment Advisory Agreement (the “Amended Agreement”) with Mason Street Advisors, LLC (the “Adviser”) relating to all of the Series Fund’s 28 portfolios (the “Portfolios”). The Board also approved that the foregoing matters be submitted to the shareholders of the Series Fund for their approval at a special meeting of shareholders to be held for such purpose, with the Board’s recommendation that the shareholders approve each such matter. Accordingly, a special meeting of shareholders has been scheduled for April 17, 2012 (the “Special Meeting”).

The Amended Agreement would modify the Series Fund’s existing expense structure and make it consistent across all Portfolios by shifting the responsibility to pay for many of the Portfolios’ administrative and operating expenses not already assumed by the Portfolios from the Adviser to the Portfolios. The Amended Agreement would not change the management fees being paid to the Adviser. However, as a result of the assumption by the Portfolios of the responsibility to pay for certain additional operating expenses, the Amended Agreement would result in an increase in total expenses for many of the Portfolios, ranging from 0.00% to 0.07% of the value of each Portfolio’s net assets as of December 31, 2011 (with an average of 2.82 basis points), based on 2011 actual expenses and after giving effect to existing and new breakpoints and expense caps. The proposed new expense structure is designed to provide a reasonable, sustainable, and administratively efficient expense structure for the Portfolios.

The Amended Agreement must be approved by the Portfolio’s shareholders before it may go into effect with respect to the Portfolio. However, the Board has determined that in order for the Amended Agreement to go into effect, it must be approved for all Portfolios. Unless and until the Amended Agreement is approved, the fee arrangement described in the Series Fund’s current Summary Prospectus will continue to apply. If approved, the Amended Agreement and other related changes will become effective on April 30, 2012.

Shareholders as of January 31, 2012, as well as owners of variable annuity contracts and variable life insurance policies issued by The Northwestern Mutual Life Insurance Company with allocations to one or more of the Portfolios, will receive a proxy statement with more detailed information about the matters to be considered at the Special Meeting.

Northwestern Mutual Series Fund, Inc.

Emerging Markets Equity Portfolio

Supplement Dated February 28, 2012 to the

Summary Prospectus for the Emerging Markets Equity Portfolio Dated May 1, 2011

The following information supplements the Summary Prospectus for the Emerging Markets Equity Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2011 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Potential Changes Relating to Upcoming Proxy

Amended and Restated Investment Advisory Agreement

At a meeting of the Board of Directors (“Board”) of Northwestern Mutual Series Fund, Inc. (“Series Fund”) held on November 16, 2011 (the “Meeting”), the Board unanimously approved an Amended and Restated Investment Advisory Agreement (the “Amended Agreement”) with Mason Street Advisors, LLC (the “Adviser”) relating to all of the Series Fund’s 28 portfolios (the “Portfolios”). The Board also approved that the foregoing matters be submitted to the shareholders of the Series Fund for their approval at a special meeting of shareholders to be held for such purpose, with the Board’s recommendation that the shareholders approve each such matter. Accordingly, a special meeting of shareholders has been scheduled for April 17, 2012 (the “Special Meeting”).

The Amended Agreement would modify the Series Fund’s existing expense structure and make it consistent across all Portfolios by shifting the responsibility to pay for many of the Portfolios’ administrative and operating expenses not already assumed by the Portfolios from the Adviser to the Portfolios. The Amended Agreement would not change the management fees being paid to the Adviser. However, as a result of the assumption by the Portfolios of the responsibility to pay for certain additional operating expenses, the Amended Agreement would result in an increase in total expenses for many of the Portfolios, ranging from 0.00% to 0.07% of the value of each Portfolio’s net assets as of December 31, 2011 (with an average of 2.82 basis points), based on 2011 actual expenses and after giving effect to existing and new breakpoints and expense caps. The proposed new expense structure is designed to provide a reasonable, sustainable, and administratively efficient expense structure for the Portfolios.

The Amended Agreement must be approved by the Portfolio’s shareholders before it may go into effect with respect to the Portfolio. However, the Board has determined that in order for the Amended Agreement to go into effect, it must be approved for all Portfolios. Unless and until the Amended Agreement is approved, the fee arrangement described in the Series Fund’s current Summary Prospectus will continue to apply. If approved, the Amended Agreement and other related changes will become effective on April 30, 2012.

Shareholders as of January 31, 2012, as well as owners of variable annuity contracts and variable life insurance policies issued by The Northwestern Mutual Life Insurance Company with allocations to one or more of the Portfolios, will receive a proxy statement with more detailed information about the matters to be considered at the Special Meeting.

Northwestern Mutual Series Fund, Inc.

Money Market Portfolio

Supplement Dated February 28, 2012 to the

Summary Prospectus for the Money Market Portfolio Dated May 1, 2011

The following information supplements the Summary Prospectus for the Money Market Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2011 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Potential Changes Relating to Upcoming Proxy

Amended and Restated Investment Advisory Agreement

At a meeting of the Board of Directors (“Board”) of Northwestern Mutual Series Fund, Inc. (“Series Fund”) held on November 16, 2011 (the “Meeting”), the Board unanimously approved an Amended and Restated Investment Advisory Agreement (the “Amended Agreement”) with Mason Street Advisors, LLC (the “Adviser”) relating to all of the Series Fund’s 28 portfolios (the “Portfolios”). The Board also approved that the foregoing matters be submitted to the shareholders of the Series Fund for their approval at a special meeting of shareholders to be held for such purpose, with the Board’s recommendation that the shareholders approve each such matter. Accordingly, a special meeting of shareholders has been scheduled for April 17, 2012 (the “Special Meeting”).

The Amended Agreement would modify the Series Fund’s existing expense structure and make it consistent across all Portfolios by shifting the responsibility to pay for many of the Portfolios’ administrative and operating expenses not already assumed by the Portfolios from the Adviser to the Portfolios. The Amended Agreement would not change the management fees being paid to the Adviser. However, as a result of the assumption by the Portfolios of the responsibility to pay for certain additional operating expenses, the Amended Agreement would result in an increase in total expenses for many of the Portfolios, ranging from 0.00% to 0.07% of the value of each Portfolio’s net assets as of December 31, 2011 (with an average of 2.82 basis points), based on 2011 actual expenses and after giving effect to existing and new breakpoints and expense caps. The proposed new expense structure is designed to provide a reasonable, sustainable, and administratively efficient expense structure for the Portfolios.

The Amended Agreement must be approved by the Portfolio’s shareholders before it may go into effect with respect to the Portfolio. However, the Board has determined that in order for the Amended Agreement to go into effect, it must be approved for all Portfolios. Unless and until the Amended Agreement is approved, the fee arrangement described in the Series Fund’s current Summary Prospectus will continue to apply. If approved, the Amended Agreement and other related changes will become effective on April 30, 2012.

Shareholders as of January 31, 2012, as well as owners of variable annuity contracts and variable life insurance policies issued by The Northwestern Mutual Life Insurance Company with allocations to one or more of the Portfolios, will receive a proxy statement with more detailed information about the matters to be considered at the Special Meeting.

Northwestern Mutual Series Fund, Inc.

Short-Term Bond Portfolio

Supplement Dated February 28, 2012 to the

Summary Prospectus for the Short-Term Bond Portfolio Dated May 1, 2011

The following information supplements the Summary Prospectus for the Short-Term Bond Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2011 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Potential Changes Relating to Upcoming Proxy

Amended and Restated Investment Advisory Agreement

At a meeting of the Board of Directors (“Board”) of Northwestern Mutual Series Fund, Inc. (“Series Fund”) held on November 16, 2011 (the “Meeting”), the Board unanimously approved an Amended and Restated Investment Advisory Agreement (the “Amended Agreement”) with Mason Street Advisors, LLC (the “Adviser”) relating to all of the Series Fund’s 28 portfolios (the “Portfolios”). The Board also approved that the foregoing matters be submitted to the shareholders of the Series Fund for their approval at a special meeting of shareholders to be held for such purpose, with the Board’s recommendation that the shareholders approve each such matter. Accordingly, a special meeting of shareholders has been scheduled for April 17, 2012 (the “Special Meeting”).

The Amended Agreement would modify the Series Fund’s existing expense structure and make it consistent across all Portfolios by shifting the responsibility to pay for many of the Portfolios’ administrative and operating expenses not already assumed by the Portfolios from the Adviser to the Portfolios. The Amended Agreement would not change the management fees being paid to the Adviser. However, as a result of the assumption by the Portfolios of the responsibility to pay for certain additional operating expenses, the Amended Agreement would result in an increase in total expenses for many of the Portfolios, ranging from 0.00% to 0.07% of the value of each Portfolio’s net assets as of December 31, 2011 (with an average of 2.82 basis points), based on 2011 actual expenses and after giving effect to existing and new breakpoints and expense caps. The proposed new expense structure is designed to provide a reasonable, sustainable, and administratively efficient expense structure for the Portfolios.

The Amended Agreement must be approved by the Portfolio’s shareholders before it may go into effect with respect to the Portfolio. However, the Board has determined that in order for the Amended Agreement to go into effect, it must be approved for all Portfolios. Unless and until the Amended Agreement is approved, the fee arrangement described in the Series Fund’s current Summary Prospectus will continue to apply. If approved, the Amended Agreement and other related changes will become effective on April 30, 2012.

Shareholders as of January 31, 2012, as well as owners of variable annuity contracts and variable life insurance policies issued by The Northwestern Mutual Life Insurance Company with allocations to one or more of the Portfolios, will receive a proxy statement with more detailed information about the matters to be considered at the Special Meeting.

Northwestern Mutual Series Fund, Inc.

Long-Term U.S. Government Bond Portfolio

Supplement Dated February 28, 2012 to the

Summary Prospectus for the Long-Term U.S. Government Bond Portfolio Dated May 1, 2011

The following information supplements the Summary Prospectus for the Long-Term U.S. Government Bond Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2011 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Potential Changes Relating to Upcoming Proxy

Amended and Restated Investment Advisory Agreement

At a meeting of the Board of Directors (“Board”) of Northwestern Mutual Series Fund, Inc. (“Series Fund”) held on November 16, 2011 (the “Meeting”), the Board unanimously approved an Amended and Restated Investment Advisory Agreement (the “Amended Agreement”) with Mason Street Advisors, LLC (the “Adviser”) relating to all of the Series Fund’s 28 portfolios (the “Portfolios”). The Board also approved that the foregoing matters be submitted to the shareholders of the Series Fund for their approval at a special meeting of shareholders to be held for such purpose, with the Board’s recommendation that the shareholders approve each such matter. Accordingly, a special meeting of shareholders has been scheduled for April 17, 2012 (the “Special Meeting”).

The Amended Agreement would modify the Series Fund’s existing expense structure and make it consistent across all Portfolios by shifting the responsibility to pay for many of the Portfolios’ administrative and operating expenses not already assumed by the Portfolios from the Adviser to the Portfolios. The Amended Agreement would not change the management fees being paid to the Adviser. However, as a result of the assumption by the Portfolios of the responsibility to pay for certain additional operating expenses, the Amended Agreement would result in an increase in total expenses for many of the Portfolios, ranging from 0.00% to 0.07% of the value of each Portfolio’s net assets as of December 31, 2011 (with an average of 2.82 basis points), based on 2011 actual expenses and after giving effect to existing and new breakpoints and expense caps. The proposed new expense structure is designed to provide a reasonable, sustainable, and administratively efficient expense structure for the Portfolios.

The Amended Agreement must be approved by the Portfolio’s shareholders before it may go into effect with respect to the Portfolio. However, the Board has determined that in order for the Amended Agreement to go into effect, it must be approved for all Portfolios. Unless and until the Amended Agreement is approved, the fee arrangement described in the Series Fund’s current Summary Prospectus will continue to apply. If approved, the Amended Agreement and other related changes will become effective on April 30, 2012.

Shareholders as of January 31, 2012, as well as owners of variable annuity contracts and variable life insurance policies issued by The Northwestern Mutual Life Insurance Company with allocations to one or more of the Portfolios, will receive a proxy statement with more detailed information about the matters to be considered at the Special Meeting.

Northwestern Mutual Series Fund, Inc.

Select Bond Portfolio

Supplement Dated February 28, 2012 to the

Summary Prospectus for the Select Bond Portfolio Dated May 1, 2011

The following information supplements the Summary Prospectus for the Select Bond Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2011 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Potential Changes Relating to Upcoming Proxy

Amended and Restated Investment Advisory Agreement

At a meeting of the Board of Directors (“Board”) of Northwestern Mutual Series Fund, Inc. (“Series Fund”) held on November 16, 2011 (the “Meeting”), the Board unanimously approved an Amended and Restated Investment Advisory Agreement (the “Amended Agreement”) with Mason Street Advisors, LLC (the “Adviser”) relating to all of the Series Fund’s 28 portfolios (the “Portfolios”). The Board also approved that the foregoing matters be submitted to the shareholders of the Series Fund for their approval at a special meeting of shareholders to be held for such purpose, with the Board’s recommendation that the shareholders approve each such matter. Accordingly, a special meeting of shareholders has been scheduled for April 17, 2012 (the “Special Meeting”).

The Amended Agreement would modify the Series Fund’s existing expense structure and make it consistent across all Portfolios by shifting the responsibility to pay for many of the Portfolios’ administrative and operating expenses not already assumed by the Portfolios from the Adviser to the Portfolios. The Amended Agreement would not change the management fees being paid to the Adviser. However, as a result of the assumption by the Portfolios of the responsibility to pay for certain additional operating expenses, the Amended Agreement would result in an increase in total expenses for many of the Portfolios, ranging from 0.00% to 0.07% of the value of each Portfolio’s net assets as of December 31, 2011 (with an average of 2.82 basis points), based on 2011 actual expenses and after giving effect to existing and new breakpoints and expense caps. The proposed new expense structure is designed to provide a reasonable, sustainable, and administratively efficient expense structure for the Portfolios.

The Amended Agreement must be approved by the Portfolio’s shareholders before it may go into effect with respect to the Portfolio. However, the Board has determined that in order for the Amended Agreement to go into effect, it must be approved for all Portfolios. Unless and until the Amended Agreement is approved, the fee arrangement described in the Series Fund’s current Summary Prospectus will continue to apply. If approved, the Amended Agreement and other related changes will become effective on April 30, 2012.

Shareholders as of January 31, 2012, as well as owners of variable annuity contracts and variable life insurance policies issued by The Northwestern Mutual Life Insurance Company with allocations to one or more of the Portfolios, will receive a proxy statement with more detailed information about the matters to be considered at the Special Meeting.

Portfolio Manager Change

Effective January 1, 2012, Brian K. Yeazel was added as the co-portfolio manager for the Select Bond Portfolio. Accordingly, the “PORTFOLIO MANAGEMENT” section of the Summary Prospectus shall be updated by adding Mr. Yeazel’s biography, as follows:

“Brian K. Yeazel is a Managing Director of MSA and joined Northwestern Mutual in 1994. He has co-managed the Select Bond Portfolio since 2012.”

Northwestern Mutual Series Fund, Inc.

Inflation Protection Portfolio

Supplement Dated February 28, 2012 to the

Summary Prospectus for the Inflation Protection Portfolio Dated May 1, 2011

The following information supplements the Summary Prospectus for the Inflation Protection Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2011 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Potential Changes Relating to Upcoming Proxy

Amended and Restated Investment Advisory Agreement

At a meeting of the Board of Directors (“Board”) of Northwestern Mutual Series Fund, Inc. (“Series Fund”) held on November 16, 2011 (the “Meeting”), the Board unanimously approved an Amended and Restated Investment Advisory Agreement (the “Amended Agreement”) with Mason Street Advisors, LLC (the “Adviser”) relating to all of the Series Fund’s 28 portfolios (the “Portfolios”). The Board also approved that the foregoing matters be submitted to the shareholders of the Series Fund for their approval at a special meeting of shareholders to be held for such purpose, with the Board’s recommendation that the shareholders approve each such matter. Accordingly, a special meeting of shareholders has been scheduled for April 17, 2012 (the “Special Meeting”).

The Amended Agreement would modify the Series Fund’s existing expense structure and make it consistent across all Portfolios by shifting the responsibility to pay for many of the Portfolios’ administrative and operating expenses not already assumed by the Portfolios from the Adviser to the Portfolios. The Amended Agreement would not change the management fees being paid to the Adviser. However, as a result of the assumption by the Portfolios of the responsibility to pay for certain additional operating expenses, the Amended Agreement would result in an increase in total expenses for many of the Portfolios, ranging from 0.00% to 0.07% of the value of each Portfolio’s net assets as of December 31, 2011 (with an average of 2.82 basis points), based on 2011 actual expenses and after giving effect to existing and new breakpoints and expense caps. The proposed new expense structure is designed to provide a reasonable, sustainable, and administratively efficient expense structure for the Portfolios.

The Amended Agreement must be approved by the Portfolio’s shareholders before it may go into effect with respect to the Portfolio. However, the Board has determined that in order for the Amended Agreement to go into effect, it must be approved for all Portfolios. Unless and until the Amended Agreement is approved, the fee arrangement described in the Series Fund’s current Summary Prospectus will continue to apply. If approved, the Amended Agreement and other related changes will become effective on April 30, 2012.

Designation of Portfolio as Non-Diversified

At the Meeting, the Board also approved the elimination of the fundamental investment restriction regarding diversification for the Portfolio for the purpose of changing the Portfolio’s subclassification from “diversified” to “non-diversified” (the “Diversification Reclassification”). The Portfolio is currently classified as a “diversified company” under Section 5(b) of the Investment Company Act of 1940, as amended (the “Investment Company Act”). A “diversified company” may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer or purchase more than

10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and except securities of other investment companies. By changing its subclassification to a “non-diversified company,” the Portfolio would no longer be subject to these restrictions.

If the Diversification Reclassification is approved, the Portfolio would have the flexibility to focus its investments more heavily in securities of fewer issuers. The increased investment flexibility, however, may make the Portfolio more susceptible to economic, business, political or other factors affecting the particular issuers in which it invests or the counterparties to which it has exposure. Therefore, the Portfolio may be more exposed to the risks of loss and volatility from individual holdings than a “diversified” fund that invests more broadly.

Unless and until the Diversification Reclassification is approved with respect to the Portfolio, the Portfolio will remain classified as a “diversified” company and the diversification requirements described above will continue to apply. If approved by the Portfolio’s shareholders at the Meeting, the Diversification Reclassification will become effective on April 30, 2012.

Shareholders as of January 31, 2012, as well as owners of variable annuity contracts and variable life insurance policies issued by The Northwestern Mutual Life Insurance Company with allocations to one or more of the Portfolios, will receive a proxy statement with more detailed information about the matters to be considered at the Special Meeting.

Northwestern Mutual Series Fund, Inc.

High Yield Bond Portfolio

Supplement Dated February 28, 2012 to the

Summary Prospectus for the High Yield Bond Portfolio Dated May 1, 2011

The following information supplements the Summary Prospectus for the High Yield Bond Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2011 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Potential Changes Relating to Upcoming Proxy

Amended and Restated Investment Advisory Agreement

At a meeting of the Board of Directors (“Board”) of Northwestern Mutual Series Fund, Inc. (“Series Fund”) held on November 16, 2011 (the “Meeting”), the Board unanimously approved an Amended and Restated Investment Advisory Agreement (the “Amended Agreement”) with Mason Street Advisors, LLC (the “Adviser”) relating to all of the Series Fund’s 28 portfolios (the “Portfolios”). The Board also approved that the foregoing matters be submitted to the shareholders of the Series Fund for their approval at a special meeting of shareholders to be held for such purpose, with the Board’s recommendation that the shareholders approve each such matter. Accordingly, a special meeting of shareholders has been scheduled for April 17, 2012 (the “Special Meeting”).

The Amended Agreement would modify the Series Fund’s existing expense structure and make it consistent across all Portfolios by shifting the responsibility to pay for many of the Portfolios’ administrative and operating expenses not already assumed by the Portfolios from the Adviser to the Portfolios. The Amended Agreement would not change the management fees being paid to the Adviser. However, as a result of the assumption by the Portfolios of the responsibility to pay for certain additional operating expenses, the Amended Agreement would result in an increase in total expenses for many of the Portfolios, ranging from 0.00% to 0.07% of the value of each Portfolio’s net assets as of December 31, 2011 (with an average of 2.82 basis points), based on 2011 actual expenses and after giving effect to existing and new breakpoints and expense caps. The proposed new expense structure is designed to provide a reasonable, sustainable, and administratively efficient expense structure for the Portfolios.

The Amended Agreement must be approved by the Portfolio’s shareholders before it may go into effect with respect to the Portfolio. However, the Board has determined that in order for the Amended Agreement to go into effect, it must be approved for all Portfolios. Unless and until the Amended Agreement is approved, the fee arrangement described in the Series Fund’s current Summary Prospectus will continue to apply. If approved, the Amended Agreement and other related changes will become effective on April 30, 2012.

Shareholders as of January 31, 2012, as well as owners of variable annuity contracts and variable life insurance policies issued by The Northwestern Mutual Life Insurance Company with allocations to one or more of the Portfolios, will receive a proxy statement with more detailed information about the matters to be considered at the Special Meeting.

Northwestern Mutual Series Fund, Inc.

Multi-Sector Bond Portfolio

Supplement Dated February 28, 2012 to the

Summary Prospectus for the Multi-Sector Bond Portfolio Dated May 1, 2011

The following information supplements the Summary Prospectus for the Multi-Sector Bond Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2011 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Potential Changes Relating to Upcoming Proxy

Amended and Restated Investment Advisory Agreement

At a meeting of the Board of Directors (“Board”) of Northwestern Mutual Series Fund, Inc. (“Series Fund”) held on November 16, 2011 (the “Meeting”), the Board unanimously approved an Amended and Restated Investment Advisory Agreement (the “Amended Agreement”) with Mason Street Advisors, LLC (the “Adviser”) relating to all of the Series Fund’s 28 portfolios (the “Portfolios”). The Board also approved that the foregoing matters be submitted to the shareholders of the Series Fund for their approval at a special meeting of shareholders to be held for such purpose, with the Board’s recommendation that the shareholders approve each such matter. Accordingly, a special meeting of shareholders has been scheduled for April 17, 2012 (the “Special Meeting”).

The Amended Agreement would modify the Series Fund’s existing expense structure and make it consistent across all Portfolios by shifting the responsibility to pay for many of the Portfolios’ administrative and operating expenses not already assumed by the Portfolios from the Adviser to the Portfolios. The Amended Agreement would not change the management fees being paid to the Adviser. However, as a result of the assumption by the Portfolios of the responsibility to pay for certain additional operating expenses, the Amended Agreement would result in an increase in total expenses for many of the Portfolios, ranging from 0.00% to 0.07% of the value of each Portfolio’s net assets as of December 31, 2011 (with an average of 2.82 basis points), based on 2011 actual expenses and after giving effect to existing and new breakpoints and expense caps. The proposed new expense structure is designed to provide a reasonable, sustainable, and administratively efficient expense structure for the Portfolios.

The Amended Agreement must be approved by the Portfolio’s shareholders before it may go into effect with respect to the Portfolio. However, the Board has determined that in order for the Amended Agreement to go into effect, it must be approved for all Portfolios. Unless and until the Amended Agreement is approved, the fee arrangement described in the Series Fund’s current Summary Prospectus will continue to apply. If approved, the Amended Agreement and other related changes will become effective on April 30, 2012.

Shareholders as of January 31, 2012, as well as owners of variable annuity contracts and variable life insurance policies issued by The Northwestern Mutual Life Insurance Company with allocations to one or more of the Portfolios, will receive a proxy statement with more detailed information about the matters to be considered at the Special Meeting.

Northwestern Mutual Series Fund, Inc.

Commodities Return Strategy Portfolio

Supplement Dated February 28, 2012 to the

Summary Prospectus for the Commodities Return Strategy Portfolio Dated May 1, 2011

The following information supplements the Summary Prospectus for the Commodities Return Strategy Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2011 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Potential Changes Relating to Upcoming Proxy

Amended and Restated Investment Advisory Agreement

At a meeting of the Board of Directors (“Board”) of Northwestern Mutual Series Fund, Inc. (“Series Fund”) held on November 16, 2011 (the “Meeting”), the Board unanimously approved an Amended and Restated Investment Advisory Agreement (the “Amended Agreement”) with Mason Street Advisors, LLC (the “Adviser”) relating to all of the Series Fund’s 28 portfolios (the “Portfolios”). The Board also approved that the foregoing matters be submitted to the shareholders of the Series Fund for their approval at a special meeting of shareholders to be held for such purpose, with the Board’s recommendation that the shareholders approve each such matter. Accordingly, a special meeting of shareholders has been scheduled for April 17, 2012 (the “Special Meeting”).

The Amended Agreement would modify the Series Fund’s existing expense structure and make it consistent across all Portfolios by shifting the responsibility to pay for many of the Portfolios’ administrative and operating expenses not already assumed by the Portfolios from the Adviser to the Portfolios. The Amended Agreement would not change the management fees being paid to the Adviser. However, as a result of the assumption by the Portfolios of the responsibility to pay for certain additional operating expenses, the Amended Agreement would result in an increase in total expenses for many of the Portfolios, ranging from 0.00% to 0.07% of the value of each Portfolio’s net assets as of December 31, 2011 (with an average of 2.82 basis points), based on 2011 actual expenses and after giving effect to existing and new breakpoints and expense caps. The proposed new expense structure is designed to provide a reasonable, sustainable, and administratively efficient expense structure for the Portfolios.

The Amended Agreement must be approved by the Portfolio’s shareholders before it may go into effect with respect to the Portfolio. However, the Board has determined that in order for the Amended Agreement to go into effect, it must be approved for all Portfolios. Unless and until the Amended Agreement is approved, the fee arrangement described in the Series Fund’s current Summary Prospectus will continue to apply. If approved, the Amended Agreement and other related changes will become effective on April 30, 2012.

Shareholders as of January 31, 2012, as well as owners of variable annuity contracts and variable life insurance policies issued by The Northwestern Mutual Life Insurance Company with allocations to one or more of the Portfolios, will receive a proxy statement with more detailed information about the matters to be considered at the Special Meeting.

Northwestern Mutual Series Fund, Inc.

Asset Allocation Portfolio

Supplement Dated February 28, 2012 to the

Summary Prospectus for the Asset Allocation Portfolio Dated May 1, 2011

The following information supplements the Summary Prospectus for the Asset Allocation Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2011 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Potential Changes Relating to Upcoming Proxy

Amended and Restated Investment Advisory Agreement

At a meeting of the Board of Directors (“Board”) of Northwestern Mutual Series Fund, Inc. (“Series Fund”) held on November 16, 2011 (the “Meeting”), the Board unanimously approved an Amended and Restated Investment Advisory Agreement (the “Amended Agreement”) with Mason Street Advisors, LLC (the “Adviser”) relating to all of the Series Fund’s 28 portfolios (the “Portfolios”). The Board also approved that the foregoing matters be submitted to the shareholders of the Series Fund for their approval at a special meeting of shareholders to be held for such purpose, with the Board’s recommendation that the shareholders approve each such matter. Accordingly, a special meeting of shareholders has been scheduled for April 17, 2012 (the “Special Meeting”).

The Amended Agreement would modify the Series Fund’s existing expense structure and make it consistent across all Portfolios by shifting the responsibility to pay for many of the Portfolios’ administrative and operating expenses not already assumed by the Portfolios from the Adviser to the Portfolios. The Amended Agreement would not change the management fees being paid to the Adviser. However, as a result of the assumption by the Portfolios of the responsibility to pay for certain additional operating expenses, the Amended Agreement would result in an increase in total expenses for many of the Portfolios, ranging from 0.00% to 0.07% of the value of each Portfolio’s net assets as of December 31, 2011 (with an average of 2.82 basis points), based on 2011 actual expenses and after giving effect to existing and new breakpoints and expense caps. The proposed new expense structure is designed to provide a reasonable, sustainable, and administratively efficient expense structure for the Portfolios.

The Amended Agreement must be approved by the Portfolio’s shareholders before it may go into effect with respect to the Portfolio. However, the Board has determined that in order for the Amended Agreement to go into effect, it must be approved for all Portfolios. Unless and until the Amended Agreement is approved, the fee arrangement described in the Series Fund’s current Summary Prospectus will continue to apply. If approved, the Amended Agreement and other related changes will become effective on April 30, 2012.

Shareholders as of January 31, 2012, as well as owners of variable annuity contracts and variable life insurance policies issued by The Northwestern Mutual Life Insurance Company with allocations to one or more of the Portfolios, will receive a proxy statement with more detailed information about the matters to be considered at the Special Meeting.

Portfolio Manager Changes

Effective January 1, 2012, the “PORTFOLIO MANAGEMENT” section of the Summary Prospectus shall be deleted in its entirety and replaced with the following language:

“R. David Ells, co-lead manager of the Portfolio since 2007, co-manages the investment grade bond portion of the Portfolio, is a Managing Director of MSA and joined MSA in 2004.

Michael Holloway, co-lead manager of the Portfolio since 2012, manages the international equity portion of the Portfolio, is a Director of MSA and joined The Northwestern Mutual Life Insurance Company (Northwestern Mutual) in 1997.

Mary R. Linehan manages the large cap portion of the Portfolio, is a Managing Director of MSA and joined MSA in 2007.

Jill M. Grueninger manages the mid cap portion of the Portfolio, is a Managing Director of MSA and joined Northwestern Mutual in 1990.

Paul A. Rokosz manages the small cap portion of the Portfolio, is a Managing Director of MSA and joined MSA in 2008.

Steven J. Lyons co-manages the investment grade bond portion of the Portfolio, is a Director of MSA and joined MSA in 2006.

Andrew T. Wassweiler manages the high yield bond portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 1997.”

Northwestern Mutual Series Fund, Inc.

Balanced Portfolio

Supplement Dated February 28, 2012 to the

Summary Prospectus for the Balanced Portfolio Dated May 1, 2011

The following information supplements the Summary Prospectus for the Balanced Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2011 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Potential Changes Relating to Upcoming Proxy

Amended and Restated Investment Advisory Agreement

At a meeting of the Board of Directors (“Board”) of Northwestern Mutual Series Fund, Inc. (“Series Fund”) held on November 16, 2011 (the “Meeting”), the Board unanimously approved an Amended and Restated Investment Advisory Agreement (the “Amended Agreement”) with Mason Street Advisors, LLC (the “Adviser”) relating to all of the Series Fund’s 28 portfolios (the “Portfolios”). The Board also approved that the foregoing matters be submitted to the shareholders of the Series Fund for their approval at a special meeting of shareholders to be held for such purpose, with the Board’s recommendation that the shareholders approve each such matter. Accordingly, a special meeting of shareholders has been scheduled for April 17, 2012 (the “Special Meeting”).

The Amended Agreement would modify the Series Fund’s existing expense structure and make it consistent across all Portfolios by shifting the responsibility to pay for many of the Portfolios’ administrative and operating expenses not already assumed by the Portfolios from the Adviser to the Portfolios. The Amended Agreement would not change the management fees being paid to the Adviser. However, as a result of the assumption by the Portfolios of the responsibility to pay for certain additional operating expenses, the Amended Agreement would result in an increase in total expenses for many of the Portfolios, ranging from 0.00% to 0.07% of the value of each Portfolio’s net assets as of December 31, 2011 (with an average of 2.82 basis points), based on 2011 actual expenses and after giving effect to existing and new breakpoints and expense caps. The proposed new expense structure is designed to provide a reasonable, sustainable, and administratively efficient expense structure for the Portfolios.

The Amended Agreement must be approved by the Portfolio’s shareholders before it may go into effect with respect to the Portfolio. However, the Board has determined that in order for the Amended Agreement to go into effect, it must be approved for all Portfolios. Unless and until the Amended Agreement is approved, the fee arrangement described in the Series Fund’s current Summary Prospectus will continue to apply. If approved, the Amended Agreement and other related changes will become effective on April 30, 2012.

Shareholders as of January 31, 2012, as well as owners of variable annuity contracts and variable life insurance policies issued by The Northwestern Mutual Life Insurance Company with allocations to one or more of the Portfolios, will receive a proxy statement with more detailed information about the matters to be considered at the Special Meeting.

Portfolio Manager Changes

Effective January 1, 2012, the “PORTFOLIO MANAGEMENT” section of the Summary Prospectus shall be deleted in its entirety and replaced with the following language:

“R. David Ells, co-lead manager of the Portfolio since 2007, co-manages the investment grade bond portion of the Portfolio, is a Managing Director of MSA and joined MSA in 2004.

Michael Holloway, co-lead manager of the Portfolio since 2012, manages the international equity portion of the Portfolio, is a Director of MSA and joined The Northwestern Mutual Life Insurance Company (Northwestern Mutual) in 1997.

Mary R. Linehan manages the large cap portion of the Portfolio, is a Managing Director of MSA and joined MSA in 2007.

Jill M. Grueninger manages the mid cap portion of the Portfolio, is a Managing Director of MSA and joined Northwestern Mutual in 1990.

Paul A. Rokosz manages the small cap portion of the Portfolio, is a Managing Director of MSA and joined MSA in 2008.

Steven J. Lyons co-manages the investment grade bond portion of the Portfolio, is a Director of MSA and joined MSA in 2006.

Andrew T. Wassweiler manages the high yield bond portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 1997.”

Northwestern Mutual Series Fund, Inc.

Mid Cap Value Portfolio

Supplement Dated February 28, 2012 to the

Summary Prospectus for the Mid Cap Value Portfolio Dated May 1, 2011

The following information supplements the Summary Prospectus for the Mid Cap Value Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2011 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Potential Changes Relating to Upcoming Proxy

Amended and Restated Investment Advisory Agreement

At a meeting of the Board of Directors (“Board”) of Northwestern Mutual Series Fund, Inc. (“Series Fund”) held on November 16, 2011 (the “Meeting”), the Board unanimously approved an Amended and Restated Investment Advisory Agreement (the “Amended Agreement”) with Mason Street Advisors, LLC (the “Adviser”) relating to all of the Series Fund’s 28 portfolios (the “Portfolios”). The Board also approved that the foregoing matters be submitted to the shareholders of the Series Fund for their approval at a special meeting of shareholders to be held for such purpose, with the Board’s recommendation that the shareholders approve each such matter. Accordingly, a special meeting of shareholders has been scheduled for April 17, 2012 (the “Special Meeting”).

The Amended Agreement would modify the Series Fund’s existing expense structure and make it consistent across all Portfolios by shifting the responsibility to pay for many of the Portfolios’ administrative and operating expenses not already assumed by the Portfolios from the Adviser to the Portfolios. The Amended Agreement would not change the management fees being paid to the Adviser. However, as a result of the assumption by the Portfolios of the responsibility to pay for certain additional operating expenses, the Amended Agreement would result in an increase in total expenses for many of the Portfolios, ranging from 0.00% to 0.07% of the value of each Portfolio’s net assets as of December 31, 2011 (with an average of 2.82 basis points), based on 2011 actual expenses and after giving effect to existing and new breakpoints and expense caps. The proposed new expense structure is designed to provide a reasonable, sustainable, and administratively efficient expense structure for the Portfolios.

The Amended Agreement must be approved by the Portfolio’s shareholders before it may go into effect with respect to the Portfolio. However, the Board has determined that in order for the Amended Agreement to go into effect, it must be approved for all Portfolios. Unless and until the Amended Agreement is approved, the fee arrangement described in the Series Fund’s current Summary Prospectus will continue to apply. If approved, the Amended Agreement and other related changes will become effective on April 30, 2012.

Shareholders as of January 31, 2012, as well as owners of variable annuity contracts and variable life insurance policies issued by The Northwestern Mutual Life Insurance Company with allocations to one or more of the Portfolios, will receive a proxy statement with more detailed information about the matters to be considered at the Special Meeting.

Portfolio Manager Change

Effective February 15, 2012, Brian Woglom was added as a co-portfolio manager for the Mid Cap Value Portfolio. Accordingly, the “PORTFOLIO MANAGEMENT” section of the Summary Prospectus shall be updated by adding Mr. Woglom’s biography, as follows:

“Brian Woglom, Portfolio Manager, has served American Century as a Portfolio Manager since 2012 and began managing the Portfolio in 2012.”